Commitments and Contingencies - Summary of Obligations Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 594
2021	606
2022	618
2023	630
2024	643
Years thereafter	1,043
Total	$ 4,134